GODFREY & KAHN, S.C.
ATTORNEYS AT LAW
780 North Water Street
Milwaukee, Wisconsin  53202
Phone (414) 273-3500   Fax (414) 273-5198
www.gklaw.com

June 30, 2009

VIA EDGAR

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, D.C. 20549

RE:

Frontegra Funds, Inc.
(Registration Nos.: 333-7305; 811-7685)

Ladies and Gentlemen:

Transmitted herewith via EDGAR on behalf of Frontegra Funds, Inc. (the “Company”), please find the Company’s Post-Effective Amendment No. 51 to its Registration Statement on Form N-1A.  This Post-Effective Amendment No. 51 is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 for the sole purpose of designating July 31, 2009 as the new date upon which Post Effective Amendment No. 50 (filed on April 17, 2009) will become effective.  If you have any questions regarding this filing, please do not hesitate to contact the undersigned.

Very truly yours,

GODFREY & KAHN, S.C.

/s/ Michele L. Racadio

Michele L. Racadio

cc:

Working Group

OFFICES IN MILWAUKEE, MADISON, WAUKESHA, GREEN BAY AND APPLETON, WI; WASHINGTON, DC; AND SHANGHAI, PRC

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